Other non-current liabilities	12 Months Ended
Dec. 31, 2024
Aegon Ltd. [member]
Noncurrent Liabilities [Line Items]
Other non-current liabilities
19 Other
non-current
liabilities
Other
non-current
liabilities primarily comprise lease liabilities amounting to EUR 25 million, which relates to Aegon’s new office at World Trade Center (WTC) Schiphol Airport. Of the lease liability, EUR 12 million matures within the first 5 years.